SELECTED STATEMENT OF OPERATIONS DATA (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and Development Expense	$ 4,643	$ 4,673	$ 4,057
Research and Development Expense [Member]
Payroll and related expenses	3,574	3,780	3,185
Rent and related expenses	286	300	266
Depreciation and amortization	163	169	168
subcontracting	224	114	116
Other	$ 396	$ 310	$ 322